Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Tax benefit arising from previously unrecognized tax loss tax credit or temporary differnece of prior period used to reduce current tax expense	$ 12	$ 17
Reversal of accrued interest relating to the release of tax reserves [member]
Disclosure of attribution of expenses by nature to their function [line items]
Tax benefit arising from previously unrecognized tax loss tax credit or temporary differnece of prior period used to reduce current tax expense		$ 12